Schedule of components of income tax expense recognized in profit or loss (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Notes and other explanatory information [abstract]
Current year's provision	$ 175,516	$ 223,573	$ 19,145	$ 33,361
Under/Over provision in prior financial year	77,057	98,155	(26,072)
Current income tax	252,573	321,728	(6,927)	33,361
Origination and reversal of temporary differences	(53,559)	(68,224)	(11,124)	(17,508)
Income tax expense	$ 199,014	$ 253,504	$ (18,051)	$ 15,853